Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP Prud ESP	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 25,083,671
Cash and cash equivalents	24,964,212
Investment payable net	(743,267)
Grand Total	$ 11,113,820,846
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
Insurance Company Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,879,752,579
Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,711,705,318
Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	314,763,703
International Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,419,597
Common Stock - ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	63,809,011
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,246,488,089
Investment, Identifier [Axis]: ABM Industries Inc | Common Stock, shares: 42,478
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	42,478
Current value	$ 1,796,819
Investment, Identifier [Axis]: ASGN Incorporated | Common Stock, shares: 34,819
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	34,819
Current value	$ 1,677,231
Investment, Identifier [Axis]: Abbvie Inc | Common Stock, shares: 58,543
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	58,543
Current value	$ 13,376,490
Investment, Identifier [Axis]: Aerovironment Inc | Common Stock, shares: 777
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	777
Current value	$ 187,949
Investment, Identifier [Axis]: Agios Pharmaceuticals Inc | Common Stock, shares: 52,270
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	52,270
Current value	$ 1,422,789
Investment, Identifier [Axis]: Alamo Group Inc | Common Stock, shares: 6,515
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	6,515
Current value	$ 1,093,673
Investment, Identifier [Axis]: Alphabet Inc | Common Stock, shares: 231,282
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	231,282
Current value	$ 72,576,292
Investment, Identifier [Axis]: Amazon.Com Inc | Common Stock, shares: 177,696
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	177,696
Current value	$ 41,015,791
Investment, Identifier [Axis]: American Water Works Co Inc | Common Stock, shares: 25,500
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	25,500
Current value	$ 3,327,750
Investment, Identifier [Axis]: Amicus Therapeutics Inc | Common Stock, shares: 141,729
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	141,729
Current value	$ 2,018,221
Investment, Identifier [Axis]: Analog Devices Inc | Common Stock, shares: 30,590
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	30,590
Current value	$ 8,296,008
Investment, Identifier [Axis]: Apple Inc | Common Stock, shares: 376,751
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	376,751
Current value	$ 102,423,527
Investment, Identifier [Axis]: Applied Industrial Tech Inc | Common Stock, shares: 4,553
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	4,553
Current value	$ 1,169,074
Investment, Identifier [Axis]: Applovin Corp | Common Stock, shares: 34,994
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	34,994
Current value	$ 23,579,657
Investment, Identifier [Axis]: Arcbest Corp | Common Stock, shares: 8,154
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	8,154
Current value	$ 604,945
Investment, Identifier [Axis]: Arcosa Inc | Common Stock, shares: 22,934
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	22,934
Current value	$ 2,438,343
Investment, Identifier [Axis]: Ardelyx Inc | Common Stock, shares: 284,717
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	284,717
Current value	$ 1,659,900
Investment, Identifier [Axis]: Argenx Se | Common Stock - ADR, shares: 6,260
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	6,260
Current value	$ 5,264,347
Investment, Identifier [Axis]: Associated Banc Corp | Common Stock, shares: 112,960
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	112,960
Current value	$ 2,909,850
Investment, Identifier [Axis]: Atricure Inc | Common Stock, shares: 61,923
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	61,923
Current value	$ 2,449,674
Investment, Identifier [Axis]: Axis Capital Holdings Ltd | Common Stock, shares: 32,520
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	32,520
Current value	$ 3,482,567
Investment, Identifier [Axis]: Axsome Therapeutics Inc | Common Stock, shares: 21,280
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	21,280
Current value	$ 3,886,579
Investment, Identifier [Axis]: BRP Group Inc | Common Stock, shares: 53,326
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	53,326
Current value	$ 1,281,424
Investment, Identifier [Axis]: Bank of America Corp | Common Stock, shares: 456,211
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	456,211
Current value	$ 25,091,605
Investment, Identifier [Axis]: Black Hills Corp | Common Stock, shares: 33,448
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	33,448
Current value	$ 2,321,960
Investment, Identifier [Axis]: BlackRock MSCI ACWI Ex-US Index Fund F | Insurance Company Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	889,293,828
Investment, Identifier [Axis]: Blackrock SMCP (Russell 2000) | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 689,995,914
Investment, Identifier [Axis]: Bloom Energy Corp | Common Stock, shares: 7,969
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,969
Current value	$ 692,426
Investment, Identifier [Axis]: Boise Cascade Company | Common Stock, shares: 14,762
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	14,762
Current value	$ 1,086,483
Investment, Identifier [Axis]: Booking Holdings Inc | Common Stock, shares: 5,256
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	5,256
Current value	$ 28,147,615
Investment, Identifier [Axis]: Box Inc | Common Stock, shares: 39,833
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	39,833
Current value	$ 1,191,405
Investment, Identifier [Axis]: Bridgebio Pharma Inc | Common Stock, shares: 51,426
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	51,426
Current value	$ 3,933,575
Investment, Identifier [Axis]: Brinker International Inc | Common Stock, shares: 10,972
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	10,972
Current value	$ 1,574,701
Investment, Identifier [Axis]: Broadcom Inc | Common Stock, shares: 126,901
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	126,901
Current value	$ 43,920,436
Investment, Identifier [Axis]: Bruker Corporation | Common Stock, shares: 139,103
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	139,103
Current value	$ 6,553,142
Investment, Identifier [Axis]: CME Group Inc | Common Stock, shares: 69,942
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	69,942
Current value	$ 19,099,761
Investment, Identifier [Axis]: CNO Financial Group Inc | Common Stock, shares: 61,602
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	61,602
Current value	$ 2,616,237
Investment, Identifier [Axis]: Calix Inc | Common Stock, shares: 10,620
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	10,620
Current value	$ 562,117
Investment, Identifier [Axis]: Carvana Co | Common Stock, shares: 43,107
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	43,107
Current value	$ 18,192,016
Investment, Identifier [Axis]: Casella Waste Systems Inc | Common Stock, shares: 26,150
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	26,150
Current value	$ 2,561,131
Investment, Identifier [Axis]: Caterpillar Inc | Common Stock, shares: 12,660
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	12,660
Current value	$ 7,252,534
Investment, Identifier [Axis]: Cava Group Inc | Common Stock, shares: 120,657
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	120,657
Current value	$ 7,081,359
Investment, Identifier [Axis]: Cbre Group Inc | Common Stock, shares: 54,103
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	54,103
Current value	$ 8,699,221
Investment, Identifier [Axis]: Cencora Inc | Common Stock, shares: 25,137
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	25,137
Current value	$ 8,490,022
Investment, Identifier [Axis]: Charles Schwab Corp | Common Stock, shares: 85,732
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	85,732
Current value	$ 8,565,484
Investment, Identifier [Axis]: Chefs Warehouse Inc | Common Stock, shares: 26,487
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	26,487
Current value	$ 1,650,935
Investment, Identifier [Axis]: Chipotle Mexican Grill Inc | Common Stock, shares: 444,434
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	444,434
Current value	$ 16,444,058
Investment, Identifier [Axis]: Chubb Limited | Common Stock, shares: 46,896
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	46,896
Current value	$ 14,637,180
Investment, Identifier [Axis]: Cigna Corp | Common Stock, shares: 23,892
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	23,892
Current value	$ 6,575,795
Investment, Identifier [Axis]: Citigroup Inc | Common Stock, shares: 113,044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	113,044
Current value	$ 13,191,104
Investment, Identifier [Axis]: City Holding Co | Common Stock, shares: 9,646
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	9,646
Current value	$ 1,149,803
Investment, Identifier [Axis]: Clearwater Analytics Holdings | Common Stock, shares: 51,920
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	51,920
Current value	$ 1,252,310
Investment, Identifier [Axis]: Colgate Palmolive Co | Common Stock, shares: 62,155
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	62,155
Current value	$ 4,911,488
Investment, Identifier [Axis]: Construction Partners Inc | Common Stock, shares: 30,532
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	30,532
Current value	$ 3,314,249
Investment, Identifier [Axis]: Credo Technology Group Holding | Common Stock, shares: 17,823
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	17,823
Current value	$ 2,564,551
Investment, Identifier [Axis]: Crown Castle Intl Corp | Common Stock, shares: 74,398
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	74,398
Current value	$ 6,611,750
Investment, Identifier [Axis]: Cryolife Inc | Common Stock, shares: 65,478
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	65,478
Current value	$ 2,986,452
Investment, Identifier [Axis]: Cushman & Wakefield Ltd | Common Stock, shares: 156,789
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	156,789
Current value	$ 2,538,414
Investment, Identifier [Axis]: Cyberark Software Ltd/Israel | Common Stock, shares: 18,022
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	18,022
Current value	$ 8,038,893
Investment, Identifier [Axis]: D-Wave Quantum Inc | Common Stock, shares: 22,696
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	22,696
Current value	$ 593,500
Investment, Identifier [Axis]: DFA Global Allocation 60/40 Port Instl, Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 42,156,682
Investment, Identifier [Axis]: Danaher Corp | Common Stock, shares: 68,507
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	68,507
Current value	$ 15,682,622
Investment, Identifier [Axis]: Datadog Inc | Common Stock, shares: 19,033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	19,033
Current value	$ 2,588,298
Investment, Identifier [Axis]: Deere & Co | Common Stock, shares: 23,129
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	23,129
Current value	$ 10,768,169
Investment, Identifier [Axis]: Diamondrock Hospitality Co | Common Stock, shares: 157,714
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	157,714
Current value	$ 1,413,117
Investment, Identifier [Axis]: Doordash Inc | Common Stock, shares: 24,599
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	24,599
Current value	$ 5,571,182
Investment, Identifier [Axis]: EXLService Holdings Inc | Common Stock, shares: 45,584
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	45,584
Current value	$ 1,934,585
Investment, Identifier [Axis]: Eli Lilly & Co | Common Stock, shares: 10,400
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	10,400
Current value	$ 11,176,672
Investment, Identifier [Axis]: Enterprise Financial Service | Common Stock, shares: 30,050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	30,050
Current value	$ 1,622,700
Investment, Identifier [Axis]: Ero Copper Corp | International Common Stock, shares: 155,768
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	155,768
Current value	$ 4,406,740
Investment, Identifier [Axis]: Esco Technologies Inc | Common Stock, shares: 12,864
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	12,864
Current value	$ 2,513,497
Investment, Identifier [Axis]: Essent Group Ltd | Common Stock, shares: 39,972
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	39,972
Current value	$ 2,598,580
Investment, Identifier [Axis]: Essential Properties Realty Tr | Common Stock, shares: 52,782
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	52,782
Current value	$ 1,565,514
Investment, Identifier [Axis]: Evercore Partners Inc | Common Stock, shares: 32,340
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	32,340
Current value	$ 11,003,685
Investment, Identifier [Axis]: FTAI Aviation Ltd | Common Stock, shares: 10,530
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	10,530
Current value	$ 2,072,831
Investment, Identifier [Axis]: Fabrinet | Common Stock, shares: 2,008
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	2,008
Current value	$ 914,202
Investment, Identifier [Axis]: Federal Signal Corp | Common Stock, shares: 34,133
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	34,133
Current value	$ 3,706,502
Investment, Identifier [Axis]: Ferrari NV | Common Stock, shares: 18,690
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	18,690
Current value	$ 6,907,076
Investment, Identifier [Axis]: First Advantage Corp | Common Stock, shares: 47,869
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	47,869
Current value	$ 695,537
Investment, Identifier [Axis]: First Bancorp/Southern Pines N | Common Stock, shares: 29,885
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	29,885
Current value	$ 1,517,859
Investment, Identifier [Axis]: First Financial Bancorp | Common Stock, shares: 75,549
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	75,549
Current value	$ 1,890,236
Investment, Identifier [Axis]: First Interstate Bancsys Mt | Common Stock, shares: 59,699
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	59,699
Current value	$ 2,065,585
Investment, Identifier [Axis]: Floor & Decor Holdings Inc | Common Stock, shares: 97,800
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	97,800
Current value	$ 5,955,042
Investment, Identifier [Axis]: Fortinet Inc | Common Stock, shares: 60,711
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	60,711
Current value	$ 4,821,061
Investment, Identifier [Axis]: Four Corners Property Trust | Common Stock, shares: 55,364
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	55,364
Current value	$ 1,276,694
Investment, Identifier [Axis]: General Electric Co | Common Stock, shares: 52,677
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	52,677
Current value	$ 16,226,096
Investment, Identifier [Axis]: Gilead Sciences Inc | Common Stock, shares: 140,997
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	140,997
Current value	$ 17,305,972
Investment, Identifier [Axis]: Glaukos Corp | Common Stock, shares: 18,371
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	18,371
Current value	$ 2,074,270
Investment, Identifier [Axis]: Gulfport Energy Corp | Common Stock, shares: 4,340
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	4,340
Current value	$ 902,677
Investment, Identifier [Axis]: Halozyme Therapeutics Inc | Common Stock, shares: 27,034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	27,034
Current value	$ 1,819,388
Investment, Identifier [Axis]: Hamilton Lane Inc | Common Stock, shares: 7,941
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,941
Current value	$ 1,066,556
Investment, Identifier [Axis]: Healthequity Inc | Common Stock, shares: 12,935
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	12,935
Current value	$ 1,184,975
Investment, Identifier [Axis]: Herc Holdings Inc | Common Stock, shares: 7,720
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,720
Current value	$ 1,145,494
Investment, Identifier [Axis]: Hilton Worldwide Hldgs Inc | Common Stock, shares: 11,563
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	11,563
Current value	$ 3,321,472
Investment, Identifier [Axis]: Hims & Hers Health Inc | Common Stock, shares: 6,590
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	6,590
Current value	$ 213,977
Investment, Identifier [Axis]: Hinge Health Inc | Common Stock, shares: 8,220
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	8,220
Current value	$ 381,819
Investment, Identifier [Axis]: Home Depot Inc | Common Stock, shares: 62,543
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	62,543
Current value	$ 21,521,046
Investment, Identifier [Axis]: Hub Group Inc Cl A | Common Stock, shares: 23,508
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	23,508
Current value	$ 1,001,676
Investment, Identifier [Axis]: Idexx Labs Inc | Common Stock, shares: 17,480
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	17,480
Current value	$ 11,825,744
Investment, Identifier [Axis]: Imax Corp | Common Stock, shares: 81,533
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	81,533
Current value	$ 3,013,460
Investment, Identifier [Axis]: Independence Realty Trust Inc | Common Stock, shares: 117,573
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	117,573
Current value	$ 2,055,176
Investment, Identifier [Axis]: Independent Bank Corp | Common Stock, shares: 32,292
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	32,292
Current value	$ 2,359,899
Investment, Identifier [Axis]: Insmed Inc | Common Stock, shares: 29,982
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	29,982
Current value	$ 5,218,067
Investment, Identifier [Axis]: Insmed Inc | Common Stock, shares: 8,250
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	8,250
Current value	$ 1,435,830
Investment, Identifier [Axis]: Interdigital Inc | Common Stock, shares: 29,189
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	29,189
Current value	$ 9,293,194
Investment, Identifier [Axis]: International Seaways Inc | Common Stock, shares: 24,251
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	24,251
Current value	$ 1,177,386
Investment, Identifier [Axis]: Intuitive Surgical Inc | Common Stock, shares: 16,769
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	16,769
Current value	$ 9,497,291
Investment, Identifier [Axis]: Ionq Inc | Common Stock, shares: 20,222
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	20,222
Current value	$ 907,361
Investment, Identifier [Axis]: J&J Snack Foods Corp | Common Stock, shares: 13,650
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	13,650
Current value	$ 1,233,551
Investment, Identifier [Axis]: JPMorgan Chase & Co | Common Stock, shares: 94,402
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	94,402
Current value	$ 30,418,212
Investment, Identifier [Axis]: KB Home | Common Stock, shares: 21,190
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	21,190
Current value	$ 1,195,328
Investment, Identifier [Axis]: KKR & Co Inc | Common Stock, shares: 65,103
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	65,103
Current value	$ 8,299,330
Investment, Identifier [Axis]: KLA Tencor Corp | Common Stock, shares: 11,900
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	11,900
Current value	$ 14,459,452
Investment, Identifier [Axis]: Kadant Inc | Common Stock, shares: 8,047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	8,047
Current value	$ 2,293,556
Investment, Identifier [Axis]: Kaiser Aluminum Corp | Common Stock, shares: 23,172
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	23,172
Current value	$ 2,661,536
Investment, Identifier [Axis]: Kite Realty Group Trust | Common Stock, shares: 102,691
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	102,691
Current value	$ 2,461,503
Investment, Identifier [Axis]: Kontoor Brands Inc | Common Stock, shares: 30,237
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	30,237
Current value	$ 1,847,178
Investment, Identifier [Axis]: Kratos Defense & Security Sol | Common Stock, shares: 7,073
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,073
Current value	$ 536,911
Investment, Identifier [Axis]: Kymera Therapeutics Inc | Common Stock, shares: 32,374
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	32,374
Current value	$ 2,519,021
Investment, Identifier [Axis]: LA Z Boy Inc | Common Stock, shares: 25,695
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	25,695
Current value	$ 957,653
Investment, Identifier [Axis]: LXP Industrial Trust | Common Stock, shares: 30,938
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	30,938
Current value	$ 1,533,906
Investment, Identifier [Axis]: Lantheus Holdings Inc | Common Stock, shares: 24,386
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	24,386
Current value	$ 1,622,888
Investment, Identifier [Axis]: Lauder Estee Cos Inc | Common Stock, shares: 48,300
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	48,300
Current value	$ 5,057,976
Investment, Identifier [Axis]: Liberty Oilfield Services Inc | Common Stock, shares: 81,358
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	81,358
Current value	$ 1,501,869
Investment, Identifier [Axis]: Life Time Group Holdings Inc | Common Stock, shares: 71,812
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	71,812
Current value	$ 1,908,763
Investment, Identifier [Axis]: Ligand Pharmaceuticals Inc | Common Stock, shares: 17,371
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	17,371
Current value	$ 3,284,335
Investment, Identifier [Axis]: MYR Group Inc | Common Stock, shares: 12,469
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	12,469
Current value	$ 2,724,477
Investment, Identifier [Axis]: Madden Steven Ltd | Common Stock, shares: 41,048
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	41,048
Current value	$ 1,709,239
Investment, Identifier [Axis]: Magnolia Oil & Gas Corp | Common Stock, shares: 92,429
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	92,429
Current value	$ 2,023,271
Investment, Identifier [Axis]: Malibu Boats Inc A | Common Stock, shares: 24,232
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	24,232
Current value	$ 683,585
Investment, Identifier [Axis]: Marathon Digital Holdings Inc | Common Stock, shares: 31,842
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	31,842
Current value	$ 285,941
Investment, Identifier [Axis]: Marriott International Inc | Common Stock, shares: 43,164
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	43,164
Current value	$ 13,391,199
Investment, Identifier [Axis]: Marsh & Mclennan Companies Inc | Common Stock, shares: 108,592
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	108,592
Current value	$ 20,145,988
Investment, Identifier [Axis]: MasterCard Inc | Common Stock, shares: 44,876
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	44,876
Current value	$ 25,618,811
Investment, Identifier [Axis]: McDonalds Corp | Common Stock, shares: 33,388
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	33,388
Current value	$ 10,204,374
Investment, Identifier [Axis]: Merit Medical Systems Inc | Common Stock, shares: 27,037
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	27,037
Current value	$ 2,383,041
Investment, Identifier [Axis]: Meta Platforms Inc | Common Stock, shares: 45,024
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	45,024
Current value	$ 29,719,892
Investment, Identifier [Axis]: Microsoft Corp | Common Stock, shares: 184,230
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	184,230
Current value	$ 89,097,313
Investment, Identifier [Axis]: Minerals Technologies Inc | Common Stock, shares: 39,843
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	39,843
Current value	$ 2,428,431
Investment, Identifier [Axis]: Modine Manufacturing Co | Common Stock, shares: 19,932
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	19,932
Current value	$ 2,661,121
Investment, Identifier [Axis]: Montrose Environmental Group | Common Stock, shares: 47,109
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	47,109
Current value	$ 1,169,716
Investment, Identifier [Axis]: Moodys Corp | Common Stock, shares: 18,697
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	18,697
Current value	$ 9,551,362
Investment, Identifier [Axis]: Morgan Stanley | Common Stock, shares: 75,777
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	75,777
Current value	$ 13,452,691
Investment, Identifier [Axis]: NMI Holdings Inc | Common Stock, shares: 53,970
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	53,970
Current value	$ 2,201,436
Investment, Identifier [Axis]: Natera Inc | Common Stock, shares: 32,315
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	32,315
Current value	$ 7,403,043
Investment, Identifier [Axis]: Neogenomics Inc | Common Stock, shares: 125,521
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	125,521
Current value	$ 1,476,127
Investment, Identifier [Axis]: Nextera Energy Inc | Common Stock, shares: 86,800
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	86,800
Current value	$ 6,968,304
Investment, Identifier [Axis]: Northern Oil And Gas Inc | Common Stock, shares: 29,539
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	29,539
Current value	$ 634,202
Investment, Identifier [Axis]: Northwestern Corp | Common Stock, shares: 30,681
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	30,681
Current value	$ 1,980,152
Investment, Identifier [Axis]: Nuscale Power Corp | Common Stock, shares: 5,535
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	5,535
Current value	$ 78,431
Investment, Identifier [Axis]: Nvidia Corp | Common Stock, shares: 565,945
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	565,945
Current value	$ 105,548,743
Investment, Identifier [Axis]: Oklo Inc | Common Stock, shares: 3,910
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	3,910
Current value	$ 280,582
Investment, Identifier [Axis]: Old Natl Bancorp Ind | Common Stock, shares: 144,339
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	144,339
Current value	$ 3,220,203
Investment, Identifier [Axis]: Omnicell Inc | Common Stock, shares: 36,495
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	36,495
Current value	$ 1,653,224
Investment, Identifier [Axis]: Onespaworld Holdings Ltd | Common Stock, shares: 71,962
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	71,962
Current value	$ 1,492,492
Investment, Identifier [Axis]: PESP Principal Protection Fund | Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,837,577,933
Investment, Identifier [Axis]: PGIM Global Total Return, Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	65,798,929
Investment, Identifier [Axis]: PGIM Retirement Real Estate Fund | Insurance Company Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 276,061,555
Investment, Identifier [Axis]: PJT Partners | Common Stock, shares: 4,407
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	4,407
Current value	$ 736,850
Investment, Identifier [Axis]: Palantir Technologies Inc | Common Stock, shares: 81,382
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	81,382
Current value	$ 14,465,651
Investment, Identifier [Axis]: Palo Alto Networks Inc | Common Stock, shares: 42,391
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	42,391
Current value	$ 7,808,422
Investment, Identifier [Axis]: Patterson Uti Energy Inc | Common Stock, shares: 268,652
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	268,652
Current value	$ 1,641,464
Investment, Identifier [Axis]: Perella Weinberg Partners | Common Stock, shares: 28,827
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	28,827
Current value	$ 498,707
Investment, Identifier [Axis]: Phillips Edison & Co Inc | Common Stock, shares: 33,316
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	33,316
Current value	$ 1,185,050
Investment, Identifier [Axis]: Pinterest Inc | Common Stock, shares: 239,776
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	239,776
Current value	$ 6,207,801
Investment, Identifier [Axis]: Planet Fitness Inc Cl A | Common Stock, shares: 140,217
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	140,217
Current value	$ 15,209,338
Investment, Identifier [Axis]: Plexus Corp | Common Stock, shares: 4,190
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	4,190
Current value	$ 615,930
Investment, Identifier [Axis]: Prestige Brands Holdings Inc | Common Stock, shares: 37,661
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	37,661
Current value	$ 2,323,307
Investment, Identifier [Axis]: Progress Software Corp | Common Stock, shares: 24,129
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	24,129
Current value	$ 1,036,582
Investment, Identifier [Axis]: Prudential Core Conservative Bond Fund | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 423,383,012
Investment, Identifier [Axis]: Prudential Financial, Inc. | Common Stock, shares: 17,054,910
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	17,054,910
Current value	$ 701,636,286
Investment, Identifier [Axis]: Prudential High Yield CIT | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 165,607,652
Investment, Identifier [Axis]: Q2 Holdings Inc | Common Stock, shares: 37,889
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	37,889
Current value	$ 2,734,070
Investment, Identifier [Axis]: Quaker Chem Corp | Common Stock, shares: 9,282
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	9,282
Current value	$ 1,274,511
Investment, Identifier [Axis]: Rambus Inc | Common Stock, shares: 64,201
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	64,201
Current value	$ 5,899,430
Investment, Identifier [Axis]: Renasant Corp | Common Stock, shares: 65,500
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	65,500
Current value	$ 2,306,910
Investment, Identifier [Axis]: Repligen Corp | Common Stock, shares: 64,286
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	64,286
Current value	$ 10,533,904
Investment, Identifier [Axis]: Rigetti Computing Inc | Common Stock, shares: 23,553
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	23,553
Current value	$ 521,699
Investment, Identifier [Axis]: Riot Platforms Inc | Common Stock, shares: 20,934
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	20,934
Current value	$ 265,234
Investment, Identifier [Axis]: Robinhood Markets Inc | Common Stock, shares: 51,600
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	51,600
Current value	$ 5,835,960
Investment, Identifier [Axis]: Rubrik Inc | Common Stock, shares: 5,682
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	5,682
Current value	$ 434,559
Investment, Identifier [Axis]: Russell 3000 Index Fund F | Insurance Company Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,714,397,196
Investment, Identifier [Axis]: SM Energy Co | Common Stock, shares: 87,592
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	87,592
Current value	$ 1,637,970
Investment, Identifier [Axis]: SPS Commerce Inc | Common Stock, shares: 15,831
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	15,831
Current value	$ 1,411,017
Investment, Identifier [Axis]: SPX Technologies Inc | Common Stock, shares: 8,745
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	8,745
Current value	$ 1,749,525
Investment, Identifier [Axis]: Sea Ltd | Common Stock - ADR, shares: 260,669
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	260,669
Current value	$ 33,253,544
Investment, Identifier [Axis]: Selective Insurance Group Inc | Common Stock, shares: 23,523
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	23,523
Current value	$ 1,968,169
Investment, Identifier [Axis]: Semtech Corp | Common Stock, shares: 65,165
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	65,165
Current value	$ 4,802,009
Investment, Identifier [Axis]: Silicon Laboratories Inc | Common Stock, shares: 18,914
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	18,914
Current value	$ 2,472,060
Investment, Identifier [Axis]: Soleno Therapeutics Inc | Common Stock, shares: 110,103
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	110,103
Current value	$ 5,097,769
Investment, Identifier [Axis]: Sonic Automotive Inc | Common Stock, shares: 21,543
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	21,543
Current value	$ 1,332,650
Investment, Identifier [Axis]: Southern Copper Corp | Common Stock, shares: 52,421
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	52,421
Current value	$ 7,520,841
Investment, Identifier [Axis]: Southstate Bank Corp | Common Stock, shares: 22,750
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	22,750
Current value	$ 2,141,003
Investment, Identifier [Axis]: Spire Inc | Common Stock, shares: 19,892
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	19,892
Current value	$ 1,645,068
Investment, Identifier [Axis]: Stryker Corp | Common Stock, shares: 9,754
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	9,754
Current value	$ 3,428,238
Investment, Identifier [Axis]: Supernus Pharmaceuticals Inc | Common Stock, shares: 61,256
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	61,256
Current value	$ 3,044,423
Investment, Identifier [Axis]: T Mobile Us Inc | Common Stock, shares: 152,479
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	152,479
Current value	$ 30,959,336
Investment, Identifier [Axis]: TTM Technologies Inc | Common Stock, shares: 14,203
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	14,203
Current value	$ 980,007
Investment, Identifier [Axis]: Taiwan Semiconductor | Common Stock - ADR, shares: 51,400
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	51,400
Current value	$ 15,619,946
Investment, Identifier [Axis]: Taylor Morrison Home Corp | Common Stock, shares: 34,159
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	34,159
Current value	$ 2,010,940
Investment, Identifier [Axis]: Tecnoglass Inc | Common Stock, shares: 31,121
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	31,121
Current value	$ 1,566,009
Investment, Identifier [Axis]: Teledyne Technologies Inc | Common Stock, shares: 15,836
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	15,836
Current value	$ 8,087,920
Investment, Identifier [Axis]: Tencent Holdings Ltd | Common Stock - ADR, shares: 126,338
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	126,338
Current value	$ 9,671,174
Investment, Identifier [Axis]: Tencent Holdings Ltd | International Common Stock, shares: 78,350
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	78,350
Current value	$ 6,012,857
Investment, Identifier [Axis]: Terreno Realty Corp | Common Stock, shares: 27,205
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	27,205
Current value	$ 1,597,206
Investment, Identifier [Axis]: Tesla Inc | Common Stock, shares: 7,174
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	7,174
Current value	$ 3,226,291
Investment, Identifier [Axis]: Thermo Fisher Scientific Inc | Common Stock, shares: 29,537
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	29,537
Current value	$ 17,115,215
Investment, Identifier [Axis]: Toll Brothers Inc | Common Stock, shares: 49,500
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	49,500
Current value	$ 6,693,390
Investment, Identifier [Axis]: Transmedics Group Inc | Common Stock, shares: 19,711
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	19,711
Current value	$ 2,397,843
Investment, Identifier [Axis]: Transunion | Common Stock, shares: 37,163
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	37,163
Current value	$ 3,186,727
Investment, Identifier [Axis]: Travere Therapeutics Inc | Common Stock, shares: 88,237
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	88,237
Current value	$ 3,371,536
Investment, Identifier [Axis]: United Cmnty Bks Blairsvle Ga | Common Stock, shares: 59,185
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	59,185
Current value	$ 1,847,756
Investment, Identifier [Axis]: Upwork Inc | Common Stock, shares: 262,562
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	262,562
Current value	$ 5,203,979
Investment, Identifier [Axis]: Uranium Energy Corp | Common Stock, shares: 548,047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	548,047
Current value	$ 6,401,189
Investment, Identifier [Axis]: Urban Outfitters Inc | Common Stock, shares: 39,217
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	39,217
Current value	$ 2,951,471
Investment, Identifier [Axis]: VSE Corp | Common Stock, shares: 4,466
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	4,466
Current value	$ 771,591
Investment, Identifier [Axis]: Valley Natl Bancorp | Common Stock, shares: 160,073
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	160,073
Current value	$ 1,869,653
Investment, Identifier [Axis]: Vanguard Cash Rsrv Federal, Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	108,342,251
Investment, Identifier [Axis]: Vanguard Short-Term Investment-Grade I, Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 98,465,841
Investment, Identifier [Axis]: Varonis Systems Inc | Common Stock, shares: 61,422
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	61,422
Current value	$ 2,014,642
Investment, Identifier [Axis]: Vertiv Holdings Co | Common Stock, shares: 47,398
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	47,398
Current value	$ 7,678,950
Investment, Identifier [Axis]: Visa Inc | Common Stock, shares: 123,717
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	123,717
Current value	$ 43,388,789
Investment, Identifier [Axis]: WSFS Financial Corp | Common Stock, shares: 43,767
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	43,767
Current value	$ 2,417,689
Investment, Identifier [Axis]: Warby Parker Inc | Common Stock, shares: 56,149
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	56,149
Current value	$ 1,223,487
Investment, Identifier [Axis]: Wellington TR CO CIF II DIV INFLT | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	227,151,800
Investment, Identifier [Axis]: Wellington TR CO CIF II INTNL OPPTS | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 205,566,940
Investment, Identifier [Axis]: Werner Enterprises Inc | Common Stock, shares: 20,794
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	20,794
Current value	$ 624,028
Investment, Identifier [Axis]: Wesbanco Inc | Common Stock, shares: 69,498
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	69,498
Current value	$ 2,310,114
Investment, Identifier [Axis]: Western Alliance Bancorp | Common Stock, shares: 159,642
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	159,642
Current value	$ 13,421,103
Investment, Identifier [Axis]: Workiva Inc | Common Stock, shares: 20,483
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	20,483
Current value	$ 1,766,659
Investment, Identifier [Axis]: Worthington Industries Inc | Common Stock, shares: 21,809
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	21,809
Current value	$ 1,124,690
Investment, Identifier [Axis]: Yelp Inc | Common Stock, shares: 22,950
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	22,950
Current value	$ 697,451
Investment, Identifier [Axis]: Yeti Holdings Inc | Common Stock, shares: 24,198
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	24,198
Current value	$ 1,068,826
Investment, Identifier [Axis]: Zscaler Inc | Common Stock, shares: 37,920
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	37,920
Current value	$ 8,528,966
Investment, Identifier [Axis]: Zurn Water Solutions Corp | Common Stock, shares: 56,002
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	56,002
Current value	$ 2,603,533